Internalization - Schedule of Fair value of Earnout Liability Estimated Utilizing a Binomial Lattice Model (Details) - Binomial Lattice Model [Member] - Level 3 [Member]	6 Months Ended
Jun. 30, 2026 $ / shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Volatility	40.00%
Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Stock Price	$ 26
Risk-free rate	4.11%
Dividend yield	7.19%
Term	3 years
Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Stock Price	$ 27.82
Risk-free rate	4.12%
Dividend yield	7.69%
Term	3 years 21 days